Dec. 30, 2021

Supplement Dated December 30, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective December 9, 2021, for the JNL/Invesco International Growth Fund, please delete all references to and information for Matthew Dennis.

Effective November 29, 2021, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Gary Hatton, CFA.

Effective December 1, 2021, for the JNL/American Funds International Fund, please delete all references to and information for Jesper Lyckeus.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Kayne Anderson Rudnick Emerging Markets Small Cap Strategy,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

Emerging market countries include, but are not limited to, all countries represented by the Morningstar Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar Emerging Markets Index. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Nuance Mid Cap Value Strategy,” for the JNL Multi-Manager Mid Cap Fund, please delete the fourth paragraph in the entirety and replace with the following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by Morningstar, Inc. (“Morningstar”).

Effective December 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Paul Flynn	January 2017	Partner, Capital World Investors, CRMC
Jonathan Knowles	September 2013	Partner, Capital World Investors, CRMC
Roz Hongsaranagon	December 2021	Partner, Capital World Investors, CRMC

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the Morningstar US Target Market Exposure Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the Morningstar US Target Market Exposure Index ranged from $5.3 billion to $2.2 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Advantage International Fund, please delete section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The Fund’s sub-adviser, BlackRock Investment Management, LLC ("Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Effective December 31, 2021, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI World Index (Net)/40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg Global Aggregate Index as the Fund’s secondary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar US Large-Mid Cap Broad Value Extended Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Harris Oakmark Global Equity Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers emerging markets to be those classified as emerging markets by Morningstar, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard International Strategic Equity Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar Emerging Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Total Return Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, Morningstar, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “Kayne Anderson Rudnick Emerging Markets Small Cap Strategy,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fifth paragraph in the entirety and replace with the following:

Emerging market countries include, but are not limited to, all countries represented by the Morningstar Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar Emerging Markets Index. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the nineth paragraph in the entirety and replace with the following:

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar Emerging Markets Index. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated or organized under the laws of, has its headquarters or its principal offices in, or has its stock exchange listing or securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or securities principally traded in that country.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” subsection, “Nuance Mid Cap Value Strategy,” for the JNL Multi-Manager Mid Cap Fund, please delete the fourth paragraph in the entirety and replace with the following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by Morningstar, Inc. (“Morningstar”).

Effective December 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Growth Fund, please add the following after the fifth paragraph:

Roz Hongsaranagon, is a Partner of Capital World Investors and has been an investment profession for 19 years in total; all with CRMC or its affiliates.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the Morningstar US Target Market Exposure Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the Morningstar US Target Market Exposure Index ranged from $5.3 billion to $2.2 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Advantage International Fund, please delete section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. As of December 31, 2020, the market capitalization range for the Index was $2.00 billion to $332.20 billion. The Fund’s sub-adviser, BlackRock Investment Management, LLC ("Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Index. The use of options, futures, swaps, forward contracts, and contracts for difference can be effective in protecting or enhancing the value of the Fund’s assets.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Causeway International Value Select Fund, please delete the sixth paragraph in the entirety and replace with the following:

The Sub-Adviser determines a company's country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morningstar country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S. The Fund considers a country to be an emerging market if the country is included in the Morningstar Emerging Markets Index.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Harris Oakmark Global Equity Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers emerging markets to be those classified as emerging markets by Morningstar, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar US Large-Mid Cap Broad Value Extended Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard International Strategic Equity Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar Emerging Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

Effective December 31, 2021, in the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Total Return Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund may invest up to 20% of its assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment grade quality by Sub-Adviser. Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, Morningstar, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

This Supplement is dated December 30, 2021.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Kayne Anderson Rudnick Emerging Markets Small Cap Strategy,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

Emerging market countries include, but are not limited to, all countries represented by the Morningstar Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

JNL Multi-Manager International Small Cap Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar Emerging Markets Index. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

JNL MULTI-MANAGER MID CAP FUND

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Nuance Mid Cap Value Strategy,” for the JNL Multi-Manager Mid Cap Fund, please delete the fourth paragraph in the entirety and replace with the following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by Morningstar, Inc. (“Morningstar”).

JNL/AQR Large Cap Defensive Style Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the Morningstar US Target Market Exposure Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the Morningstar US Target Market Exposure Index ranged from $5.3 billion to $2.2 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

JNL/BlackRock Advantage International Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Advantage International Fund, please delete section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The Fund’s sub-adviser, BlackRock Investment Management, LLC ("Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

JNL/JPMORGAN GLOBAL ALLOCATION FUND

Effective December 31, 2021, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI World Index (Net)/40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg Global Aggregate Index as the Fund’s secondary benchmark.

JNL/JPMORGAN U.S. VALUE FUND

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar US Large-Mid Cap Broad Value Extended Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

JNL/Harris Oakmark Global Equity Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Harris Oakmark Global Equity Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers emerging markets to be those classified as emerging markets by Morningstar, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

JNL/Lazard International Strategic Equity Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard International Strategic Equity Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

JNL/Loomis Sayles Global Growth Fund

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar Emerging Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

JNL/PPM AMERICA TOTAL RETURN FUND

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Total Return Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, Morningstar, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.